UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital, L.L.C.

Address:  780 Third Avenue, 9th Floor
          New York, NY 10022

13F File Number: 28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John A. Rogers
Title:  Chief Financial Officer
Phone:  (212) 872-3900

Signature, Place and Date of Signing:


/s/ John A. Rogers                New York, N.Y.             August 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    70

Form 13F Information Table Value Total:    $480,084
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.             28-10840            Stadia Capital Limited

2.             28-10732            Stadia Capital Partners QP, LP

3.             28-10825            Stadia Capital Associates, LLC

                                                     FORM 13F INFORMATION TABLE
           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR  SH/  PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED NONE
99 CENTS ONLY STORESCMN          Common Stock   65440K106    9,572     627644            Share-defined  1,2,3    627644
ACE LTDORDINARY SHARES           Common Stock   G0070K103    6,342     150000            Share-defined  1,2,3    150000
ACTIVISION INC (NEW)CMN          Common Stock   004930202   15,900    1000000            Share-defined  1,2,3   1000000
ADVANTAGE MARKETING SYSTEMSINC   Common Stock   00756G209      154      25000            Share-defined  1,2,3     25000
AGRIUM INCCMN                    Common Stock   008916108    6,911     475000            Share-defined  1,2,3    475000
ALLEGHENY TECHNOLOGIES INCCMN    Common Stock   01741R102    5,866     325000            Share-defined  1,2,3    325000
AMER INTL GROUP INCCMN           Common Stock   026874107    4,633      65000            Share-defined  1,2,3     65000
AMERICAN EXPRESS CO.CMN          Common Stock   025816109    5,138     100000            Share-defined  1,2,3    100000
AMERICAN POWER CONVERSION CORP   Common Stock   029066107    8,843     450000            Share-defined  1,2,3    450000
ASHLAND INCCMN                   Common Stock   044204105    7,922     150000            Share-defined  1,2,3    150000
BANK OF AMERICA CORPCMN          Common Stock   060505104   10,154     120000            Share-defined  1,2,3    120000
BELO CORPORATION SER ACMN CLAS   Common Stock   080555105    2,685     100000            Share-defined  1,2,3    100000
CABLEVISION SYSTEMS CORPCABLEV   Common Stock   12686C109    3,930     200000            Share-defined  1,2,3    200000
CIRCUIT CITY STORES, INC.CMN     Common Stock   172737108   18,760    1448663            Share-defined  1,2,3   1448663
CIT GROUP INCCMN                 Common Stock   125581108   13,402     350000            Share-defined  1,2,3    350000
CLEAR CHANNEL COMMUNICATIONSCM   Common Stock   184502102      370      10000            Share-defined  1,2,3     10000
COINSTAR INCCMN                  Common Stock   19259P300    1,758      80000            Share-defined  1,2,3     80000
COMPASS BANCSHARES INCCMN        Common Stock   20449H109    3,870      90000            Share-defined  1,2,3     90000
CROWN CASTLE INTL CORPCOMMON S   Common Stock   228227104    4,425     300000            Share-defined  1,2,3    300000
CUMULUS MEDIA INCCMN CLASS A     Common Stock   231082108    2,522     150000            Share-defined  1,2,3    150000
DOLLAR GENL CORPCMN              Common Stock   256669102    4,303     220000            Share-defined  1,2,3    220000
ENTERGY CORPORATIONCMN           Common Stock   29364G103    1,400      25000            Share-defined  1,2,3     25000
FAIRMONT HOTELS & RESORTS INC.   Common Stock   305204109    7,647     283760            Share-defined  1,2,3    283760
FIRST REPUBLIC BANKCMN           Common Stock   336158100    4,308     100000            Share-defined  1,2,3    100000
FOSSIL INCCMN                    Common Stock   349882100   16,126     591774            Share-defined  1,2,3    591774
FREDS INC CL ACMN CLASS A        Common Stock   356108100    4,860     220000            Share-defined  1,2,3    220000
GOODYEAR TIRE & RUBBER COCMN     Common Stock   382550101      909     100000            Share-defined  1,2,3    100000
GTECH HOLDINGS CORPORATIONCMN    Common Stock   400518106    5,326     115000            Share-defined  1,2,3    115000
HALLIBURTON COMPANYCMN           Common Stock   406216101    7,565     250000            Share-defined  1,2,3    250000
HARTFORD FINANCIAL SRVCS GROUP   Common Stock   416515104    6,874     100000            Share-defined  1,2,3    100000
HILTON HOTELS CORPCMN            Common Stock   432848109   13,806     739876            Share-defined  1,2,3    739876
HOLLINGER INTERNATIONAL INCCL-   Common Stock   435569108    8,395     500000            Share-defined  1,2,3    500000
J. JILL GROUP INCCMN             Common Stock   466189107   11,265     477516            Share-defined  1,2,3    477516
J.C. PENNEY CO INC (HLDNG CO)C   Common Stock   708160106    5,670     150157            Share-defined  1,2,3    150157
LEHMAN BROTHERS HOLDINGS INCCM   Common Stock   524908100    7,525     100000            Share-defined  1,2,3    100000
LIMITED BRANDS, INC.CMN          Common Stock   532716107      554      29600            Share-defined  1,2,3     29600
LIN TV CORPCMN CLASS A           Common Stock   532774106    4,240     200000            Share-defined  1,2,3    200000
MC DONALDS CORPCMN               Common Stock   580135101   19,226     739479            Share-defined  1,2,3    739479
METRO GOLDWYN-MAYER INCCMN       Common Stock   591610100    4,235     350000            Share-defined  1,2,3    350000
MI DEVELOPMENTS INC.CMN          Common Stock   55304X104   16,200     600000            Share-defined  1,2,3    600000
NATIONAL-OILWELL, INC.COMMON S   Common Stock   637071101    3,149     100000            Share-defined  1,2,3    100000
NAUTILUS GROUP, INC (THE)CMN     Common Stock   63910B102   12,950     663779            Share-defined  1,2,3    663779
NEXSTAR BROADCASTING GRP, INCC   Common Stock   65336K103    5,996     540200            Share-defined  1,2,3    540200
NEXTEL COMMUNICATIONS CL ACMN    Common Stock   65332V103    7,332     275000            Share-defined  1,2,3    275000
NIKE CLASS-BCMN CLASS B          Common Stock   654106103    7,041      92957            Share-defined  1,2,3     92957
P G & E CORPORATIONCMN           Common Stock   69331C108    5,588     200000            Share-defined  1,2,3    200000
PAN AMERICAN SILVER CORPCMN      Common Stock   697900108    1,973     150000            Share-defined  1,2,3    150000
PATTERSON-UTI ENERGY INCORD CM   Common Stock   703481101    3,007      90000            Share-defined  1,2,3     90000
PEABODY ENERGY CORPCMN           Common Stock   704549104    2,520      45000            Share-defined  1,2,3     45000
PEOPLES BANK OF BRIDGEPORT CTC   Common Stock   710198102    6,230     200000            Share-defined  1,2,3    200000
PLAYBOY ENTERPRISES INC CL-B(H   Common Stock   728117300    2,322     200000            Share-defined  1,2,3    200000
POLO RALPH LAUREN CORPORATIONC   Common Stock   731572103   22,898     664665            Share-defined  1,2,3    664665
PROSPERITY BANCSHARES INCCMN     Common Stock   743606105    3,245     133268            Share-defined  1,2,3    133268
PROVIDIAN FINANCIAL CORPCMN      Common Stock   74406A102   20,538    1400000            Share-defined  1,2,3   1400000
RADIO ONE INCCMN CLASS D NON V   Common Stock   75040P405    7,205     450000            Share-defined  1,2,3    450000
RARE HOSPITALITY INTERNATIONAL   Common Stock   753820109    4,569     183489            Share-defined  1,2,3    183489
RELIANT ENERGY, INC.CMN          Common Stock   75952B105    4,061     375000            Share-defined  1,2,3    375000
RIGGS NATL CORP WASH D CCMN      Common Stock   766570105    6,336     300000            Share-defined  1,2,3    300000
SAPPI LTD SPONS ADRSPONSORED A   Common Stock   803069202    9,057     590000            Share-defined  1,2,3    590000
SHUFFLE MASTERCMN                Common Stock   825549108    5,377     148085            Share-defined  1,2,3    148085
SPECTRASITE, INC.CMN             Common Stock   84761M104    6,483     150000            Share-defined  1,2,3    150000
SUNCOR ENERGY INCCMN             Common Stock   867229106    1,281      50000            Share-defined  1,2,3     50000
TAKE TWO INTERACTIVE SOFTWAREI   Common Stock   874054109    3,064     100000            Share-defined  1,2,3    100000
TXU CORPCMN                      Common Stock   873168108   10,128     250000            Share-defined  1,2,3    250000
ULTIMATE ELECTRONICS INCCMN      Common Stock   903849107    2,285     462500            Share-defined  1,2,3    462500
VIACOM INC CL-B COMMONCMN CLAS   Common Stock   925524308    7,144     200000            Share-defined  1,2,3    200000
WEBSTER FINANCIAL CORPCMN        Common Stock   947890109    8,229     175000            Share-defined  1,2,3    175000
WESTCORP INC.CMN                 Common Stock   957907108    6,818     150000            Share-defined  1,2,3    150000
WILLIAMS COMPANIES INC. (THE)C   Common Stock   969457100    5,950     500000            Share-defined  1,2,3    500000
XTO ENERGY CORPCMN               Common Stock   98385X106    3,724     125000            Share-defined  1,2,3    125000
total:                                                     480,084

03537.0005 #505117